Segment Information - Schedule of Reportable Business Segments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reportable Business Segments [Line Items]
Income from equity method investment - Lab Services MSO		$ 392,677	$ 392,677	$ (846,588)
Other operating expenses	(2,721,126)	(2,178,100)	(7,984,036)	(3,994,662)
Other (expense) income:
Interest expense			(1,456,694)	(1,659,745)
Loss on extinguishment of debt			(9,076,587)
Other income (expense)			605,767	(538,609)
Net income (loss)	$ (4,376,680)	$ (2,266,680)	(17,518,873)	(7,039,604)
Lab Services MSO [Member]
Schedule of Reportable Business Segments [Line Items]
Income from equity method investment - Lab Services MSO			392,677	(846,588)
Other operating expenses
Other (expense) income:
Interest expense
Loss on extinguishment of debt
Other income (expense)
Net income (loss)			392,677	(846,588)
AI Generated Polishing [Member]
Schedule of Reportable Business Segments [Line Items]
Income from equity method investment - Lab Services MSO
Other operating expenses			(94,553)
Other (expense) income:
Interest expense
Loss on extinguishment of debt
Other income (expense)			100
Net income (loss)			(94,453)
Corporate / Other [Member]
Schedule of Reportable Business Segments [Line Items]
Income from equity method investment - Lab Services MSO
Other operating expenses			(7,889,483)	(3,994,662)
Other (expense) income:
Interest expense			(1,456,694)	(1,659,745)
Loss on extinguishment of debt			(9,076,587)
Other income (expense)			605,667	(538,609)
Net income (loss)			$ (17,817,097)	$ (6,193,016)